Note 4 - Property and Equipment: Furniture, Fixtures, and Equipment at cost (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Tables/Schedules
Furniture, Fixtures, and Equipment at cost

Furniture, fixtures, and equipment, stated at cost, less accumulated depreciation consisted of the following:

	September 30, 2015	December 31, 2014
Furniture, fixtures, and equipment	$8,403	$8,403
Less: accumulated depreciation	(2,519)	(416)
Fixed assets, net	$5,884	$7,987

	December 31, 2014	December 31, 2013
Furniture, fixtures, and equipment	$8,403	-
Less: accumulated depreciation	(416)	-
Fixed assets, net	$7,987	-